DIVIDENDS (Tables)	6 Months Ended
Jun. 30, 2026
DIVIDENDS
Schedule of dividends declared and paid during the year

	Six months ended 30 June
	2026 £m	2025 £m
Final dividend for the year ended 31 December of 4.9 pence per ordinary share (2025: 4.6 pence)	436	415